12. INCOME TAXES: Schedule of deferred tax assets and liabilities (Tables)	12 Months Ended
Jan. 31, 2018
Tables/Schedules
Schedule of deferred tax assets and liabilities

The tax effects of deductible and taxable temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	2018	2017	2016
Unrecognized deductible temporary differences-Canada

Non-capital loss carry forwards	$ 9,250,000	$ 8,914,000	$ 8,547,000
Mineral property interests and deferred exploration costs	5,089,000	5,088,000	5,088,000
Property and equipment	22,000	31,000	42,000

Total Unrecognized deductible temporary differences not recognized	$ 14,361,000	$ 14,033,000	$ 13,677,000